Tweedy, Browne Global Value Fund

Portfolio of Investments

June 30, 2021 (Unaudited)

Shares		Value*

COMMON STOCKS—95.7%

	Canada—1.4%
1,124,700	National Bank of Canada	$84,259,403
	Miscellaneous Security(a)	6,762,550

		91,021,953

	China—6.3%
15,158,495	A-Living Smart City Services Co., Ltd.	75,442,589
799,670	Alibaba Group Holding, Ltd., Sponsored ADR(b)	181,349,163
543,697	Baidu, Inc., Sponsored ADR(b)	110,859,818
41,516,695	Dali Foods Group Co., Ltd.	24,752,255
7,801,470	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	19,651,938
6,463,000	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	8,686,272

		420,742,035

	Czech Republic—0.0%(c)
2,800	Philip Morris CR a.s	1,858,982

	France—13.3%
12,044,020	Bollore SA	64,559,175
424,900	Cie Generale des Etablissements Michelin	67,773,058
5,798,647	CNP Assurances	98,679,432
1,370,020	Rubis SCA	60,910,255
1,412,745	Safran SA	195,884,763
5,560,065	SCOR SE	176,842,527
1,427,083	Tarkett SA(b)	33,847,554
4,019,785	TotalEnergies SE	181,887,290

		880,384,054

	Germany—8.5%
1,300,155	BASF SE	102,440,768
2,276,215	Fresenius SE & Co., KGaA	118,758,491
1,682,955	Henkel AG & Co., KGaA	154,975,138
888,159	Krones AG	79,363,726
42,354	KSB SE & Co., KGaA	20,091,043
310,287	Muenchener Rueckversicherungs AG	84,982,522

		560,611,688

	Hong Kong—1.9%
7,421,500	CK Hutchison Holdings, Ltd.	57,817,335
26,265,000	Emperor Entertainment Hotel, Ltd.	3,821,790
5,542,142	Great Eagle Holdings, Ltd.	18,840,507
15,995,508	Hang Lung Group, Ltd.	40,782,536
59,000	Miramar Hotel & Investment	116,240
10,820,000	TAI Cheung Holdings, Ltd.	6,896,734

		128,275,142

	Italy—1.3%
4,365,000	SOL SpA	88,103,239

	Japan—2.2%
93,500	ADEKA Corp.	1,756,442
4,092,400	Astellas Pharma, Inc.	71,328,478
1,001,300	Fuji Seal International, Inc.	21,011,151

Shares		Value*
	Japan (continued)
57,600	Konishi Co., Ltd.	$837,611
2,824,800	Kuraray Co., Ltd.	27,156,155
820,800	NGK Spark Plug Co., Ltd.	12,172,599
164,400	Nippon Kanzai Co., Ltd.	3,691,187
94,860	Okamoto Industries, Inc.	3,495,607
193,700	Shizuoka Gas Co., Ltd.	1,736,476

		143,185,706

	Mexico—1.8%
1,533,895	Coca-Cola FEMSA SA de CV, Sponsored ADR(d)	81,189,062
1,150,930	Industrias Bachoco SAB de CV, Class B	4,349,262
9,067,593	Megacable Holdings SAB de CV	32,248,123

		117,786,447

	Netherlands—3.9%
2,580,439	Heineken Holding NV	259,959,115

	Philippines—0.1%
22,609,020	Alliance Global Group, Inc.	4,705,677

	Singapore—5.3%
7,990,400	DBS Group Holdings, Ltd.	177,201,178
8,983,400	United Overseas Bank, Ltd.	172,557,200

		349,758,378

	South Korea—1.7%
144,547	Hankook & Co., Ltd.	2,612,025
97,800	Hyundai Mobis Co., Ltd.	25,358,611
131,339	Kangnam Jevisco Co., Ltd.	3,516,291
743,673	LG Corp.	67,687,681
360,632	LX Holdings Corp.(b)	3,602,637
132,553	Samchully Co., Ltd.	11,181,934

		113,959,179

	Sweden—2.3%
661,300	Autoliv, Inc.	64,648,688
3,901,988	Trelleborg AB, Class B	90,658,491

		155,307,179

	Switzerland—14.3%
3,210	Bystronic AG	4,340,888
154,954	Coltene Holding AG, Registered	21,021,509
2,659,864	Nestlé SA, Registered	331,551,393
80	Neue Zuercher Zeitung AG(b)	483,799
1,365,596	Novartis AG, Registered	124,570,839
68,178	Phoenix Mecano AG(e)	33,707,303
703,475	Roche Holding AG	265,263,386
429,703	TX Group AG(b)	39,932,372
324,182	Zurich Insurance Group AG	130,184,842

		951,056,331

	Thailand—0.8%
14,074,279	Bangkok Bank Public Co., Ltd., NVDR	49,622,263

	United Kingdom—18.7%
6,453,675	Babcock International Group plc(b)	25,854,745
16,699,941	BAE Systems plc	120,426,097

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Portfolio of Investments

June 30, 2021 (Unaudited)

Shares		Value*

	United Kingdom (continued)
16,437,000	CNH Industrial NV	$271,434,988
6,291,808	Diageo plc	300,823,827
8,418,226	GlaxoSmithKline plc	165,067,112
5,273,360	Inchcape plc	55,984,327
11,937,289	Johnson Service Group plc(b)	28,924,807
17,304,144	Lookers plc(b)	16,900,701
10,457,845	Tesco plc	32,209,564
1,369,620	Unilever plc	80,180,230
2,283,205	Unilever plc (Ordinary Shares)	133,435,620
16,292,379	Vertu Motors plc(b)	10,398,283

		1,241,640,301

	United States—11.9%
75,488	Alphabet, Inc., Class A(b)	184,325,844
75,695	Alphabet, Inc., Class C(b)	189,715,892
418	Berkshire Hathaway, Inc., Class A(b) .	174,975,218
1,897,500	Cisco Systems, Inc.	100,567,500
860,002	Johnson & Johnson	141,676,729

		791,261,183

TOTAL COMMON STOCKS
(Cost $3,357,516,281)		6,349,238,852

PREFERRED STOCKS—0.5%
	Chile—0.3%
11,044,000	Embotelladora Andina SA, Class A	23,102,439

	Croatia—0.2%
166,388	Adris Grupa d.d(b)	11,454,604

TOTAL PREFERRED STOCKS
(Cost $35,290,988)		34,557,043

REGISTERED INVESTMENT COMPANY—1.7%
117,941,578	Dreyfus Treasury Securities Cash Management– Institutional Shares 0.01%(f) (Cost $117,941,578)	117,941,578

Face Value		Value*

U.S. TREASURY BILL—1.9%
$125,000,000 0.037%(g) due 10/14/2021(d) (Cost $124,986,692)		$124,982,682

INVESTMENTS IN SECURITIES (Cost $3,635,735,539)	99.8%	6,626,720,155

UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)	(0.3)	$(18,596,419)
OTHER ASSETS AND LIABILITIES (Net)	0.5	30,412,344

NET ASSETS	100.0%	$6,638,536,080

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Represents an issuer where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. The aggregate amount of $6,762,550 represents 0.10% of the net assets of the Fund.
(b)	Non-income producing security.
(c)	Amount represents less than 0.1% of net assets.
(d)	This position has been segregated to cover certain open forward contracts. At June 30, 2021, liquid assets totaling $206,171,744 have been segregated to cover such open forward contracts.
(e)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(f)	Rate disclosed is the 7-day yield at June 30, 2021.
(g)	Rate represents annualized yield at date of purchase.

Abbreviations:

   ADR — American Depositary Receipt

NVDR — Non-Voting Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Sector Diversification

June 30, 2021 (Unaudited)

Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Capital Goods	14.8%
Pharmaceuticals, Biotechnology & Life Sciences	11.6
Insurance	10.0
Beverage	9.6
Food	8.1
Software & Services	7.4
Banks	7.4
Retailing	4.0
Materials.	3.7
Household & Personal Products	3.5
Energy	2.7
Automobiles & Components.	2.6
Real Estate	2.1
Health Care Equipment & Services	2.1
Media	2.1
Technology Hardware & Equipment	2.0
Utilities	1.1
Commercial Services & Supplies	0.9
Consumer Services	0.0	*
Diversified Financials	0.0	*
Tobacco	0.0	*

Total Common Stocks	95.7
Preferred Stocks	0.5
Registered Investment Company	1.7
U.S. Treasury Bill.	1.9
Unrealized Depreciation on Forward Contracts	(0.3)
Other Assets and Liabilities (Net)	0.5

Net Assets	100.0%

*	Amount represents less than 0.1% of net assets.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Portfolio Composition

June 30, 2021 (Unaudited)

Percentage of
Portfolio Composition	Net Assets
United Kingdom	19%
Switzerland	14
France	13
United States	12
Germany	9
China	6
Singapore	5
Netherlands	4
Other Countries(a)	14
Money Market Funds, Treasury Bill and Other Assets and Liabilities (Net)(b)	4

Total	100%

(a)	“Other Countries” include Canada, Chile, Croatia, Czech Republic, Hong Kong, Italy, Japan, Mexico, Philippines, South Korea, Sweden and Thailand
(b)	Includes Unrealized Depreciation on Forward Contracts (Net)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

June 30, 2021 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 06/30/21*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
45,000,000	Canadian Dollar	NTC	9/10/21	$35,282,495	$36,339,263	$1,056,768
145,000,000	Chinese Yuan	SSB	7/6/21	22,431,931	22,433,190	1,259
80,000,000	Great Britain Pound Sterling	JPM	7/6/21	110,505,600	110,517,858	12,258
3,350,000,000	Japanese Yen	SSB	9/24/21	30,748,614	30,205,455	(543,159)
1,700,000,000	Japanese Yen	JPM	10/4/21	15,407,315	15,329,920	(77,395)
2,200,000,000	Japanese Yen	JPM	11/19/21	19,951,174	19,851,690	(99,484)

TOTAL				$234,327,129	$234,677,376	$350,247

FORWARD EXCHANGE CONTRACTS TO SELL(a)
45,000,000	Canadian Dollar	NTC	9/10/21	$(34,250,485)	$(36,339,263)	$(2,088,778)
24,000,000	Canadian Dollar	NTC	10/7/21	(18,045,113)	(19,381,202)	(1,336,089)
50,000,000	Canadian Dollar	SSB	12/29/21	(38,965,573)	(40,384,440)	(1,418,867)
23,000,000	Canadian Dollar	NTC	3/18/22	(18,319,249)	(18,571,278)	(252,029)
4,000,000,000	Chilean Peso	SSB	7/6/21	(4,882,813)	(5,492,748)	(609,935)
6,000,000,000	Chilean Peso	JPM	12/20/21	(8,198,962)	(8,194,967)	3,995
8,300,000,000	Chilean Peso	SSB	3/18/22	(11,629,536)	(11,293,448)	336,088
145,000,000	Chinese Yuan	SSB	7/6/21	(20,134,694)	(22,433,190)	(2,298,496)
275,000,000	Chinese Yuan	SSB	11/30/21	(40,696,126)	(42,115,020)	(1,418,894)
200,000,000	Chinese Yuan	JPM	1/6/22	(29,998,050)	(30,554,481)	(556,431)
300,000,000	Chinese Yuan	BNY	1/7/22	(45,435,958)	(45,828,647)	(392,689)
400,000,000	Chinese Yuan	SSB	1/10/22	(60,829,101)	(61,092,569)	(263,468)
325,000,000	Chinese Yuan	JPM	1/14/22	(49,303,680)	(49,624,400)	(320,720)
550,000,000	Chinese Yuan	JPM	2/11/22	(83,010,849)	(83,822,388)	(811,539)
140,000,000	Chinese Yuan	JPM	5/26/22	(21,233,033)	(21,189,131)	43,902
200,000,000	Chinese Yuan	SSB	5/27/22	(30,318,189)	(30,268,176)	50,013
145,000,000	Chinese Yuan	SSB	7/12/22	(21,868,637)	(21,879,334)	(10,697)
75,000,000	European Union Euro	SSB	11/12/21	(89,366,100)	(89,205,235)	160,865
250,000,000	European Union Euro	SSB	11/22/21	(299,028,750)	(297,421,985)	1,606,765
100,000,000	European Union Euro	NTC	11/29/21	(119,361,400)	(118,988,739)	372,661
65,000,000	European Union Euro	SSB	11/29/21	(77,613,575)	(77,342,680)	270,895
50,000,000	European Union Euro	SSB	12/1/21	(60,075,000)	(59,497,219)	577,781
100,000,000	European Union Euro	SSB	4/11/22	(118,364,200)	(119,337,916)	(973,716)
60,000,000	European Union Euro	BNY	5/10/22	(73,259,400)	(71,647,306)	1,612,094
50,000,000	European Union Euro	NTC	5/20/22	(60,842,750)	(59,718,903)	1,123,847
75,000,000	European Union Euro	BNY	5/24/22	(91,246,500)	(89,586,046)	1,660,454
75,000,000	European Union Euro	BNY	6/20/22	(91,964,250)	(89,637,994)	2,326,256
80,000,000	Great Britain Pound Sterling	JPM	7/6/21	(99,234,160)	(110,517,858)	(11,283,698)
75,000,000	Great Britain Pound Sterling	NTC	7/22/21	(94,645,800)	(103,615,137)	(8,969,337)
85,000,000	Great Britain Pound Sterling	NTC	8/2/21	(110,194,850)	(117,433,834)	(7,238,984)
75,000,000	Great Britain Pound Sterling	NTC	9/7/21	(100,580,625)	(103,624,750)	(3,044,125)
68,000,000	Great Britain Pound Sterling	JPM	9/20/21	(87,830,840)	(93,956,053)	(6,125,213)
90,000,000	Great Britain Pound Sterling	JPM	7/11/22	(124,384,140)	(124,419,990)	(35,850)
200,000,000	Hong Kong Dollar	BNY	8/23/21	(25,762,904)	(25,756,596)	6,308
145,000,000	Hong Kong Dollar	BNY	3/18/22	(18,684,751)	(18,679,274)	5,477
250,000,000	Hong Kong Dollar	SSB	4/22/22	(32,198,736)	(32,207,144)	(8,408)
300,000,000	Hong Kong Dollar	NTC	4/28/22	(38,648,090)	(38,648,882)	(792)
75,000,000	Hong Kong Dollar	NTC	6/10/22	(9,669,060)	(9,662,774)	6,286
3,350,000,000	Japanese Yen	SSB	9/24/21	(30,601,991)	(30,205,455)	396,536
1,700,000,000	Japanese Yen	JPM	10/4/21	(16,093,958)	(15,329,920)	764,038
3,000,000,000	Japanese Yen	JPM	11/19/21	(28,240,610)	(27,070,486)	1,170,124
3,000,000,000	Japanese Yen	JPM	2/10/22	(28,304,611)	(27,099,424)	1,205,187
3,500,000,000	Japanese Yen	JPM	3/3/22	(33,325,938)	(31,623,631)	1,702,307
3,000,000,000	Japanese Yen	BNY	3/23/22	(28,865,583)	(27,112,206)	1,753,377
216,000,000	Mexican Peso	BNY	3/18/22	(10,032,420)	(10,456,367)	(423,947)
450,000,000	Mexican Peso	BNY	3/30/22	(20,858,828)	(21,742,717)	(883,889)
110,000,000	Mexican Peso	NTC	4/11/22	(5,143,432)	(5,304,809)	(161,377)
210,000,000	Mexican Peso	BNY	5/10/22	(9,975,252)	(10,081,172)	(105,920)
100,000,000	Mexican Peso	JPM	5/26/22	(4,815,448)	(4,788,508)	26,940
185,000,000	Philippine Peso	JPM	11/3/21	(3,763,605)	(3,773,633)	(10,028)
53,500,000	Philippine Peso	SSB	3/18/22	(1,076,892)	(1,085,673)	(8,781)
54,000,000	Singapore Dollar	NTC	8/6/21	(39,273,013)	(40,168,969)	(895,956)
70,000,000	Singapore Dollar	JPM	12/20/21	(52,665,237)	(52,055,396)	609,841
53,000,000	Singapore Dollar	SSB	1/6/22	(40,055,897)	(39,412,064)	643,833
14,000,000	Singapore Dollar	SSB	3/14/22	(10,496,326)	(10,409,358)	86,968

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

June 30, 2021 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 06/30/21*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
25,000,000	Singapore Dollar	NTC	4/11/22	$(18,561,209)	$(18,587,114)	$(25,905)
90,000,000	Singapore Dollar	JPM	5/20/22	(67,410,681)	(66,908,465)	502,216
85,000,000	Singapore Dollar	SSB	6/20/22	(64,099,180)	(63,187,467)	911,713
55,000,000	Singapore Dollar	JPM	6/30/22	(40,820,871)	(40,885,202)	(64,331)
22,000,000,000	South Korean Won	JPM	8/23/21	(18,596,788)	(19,530,830)	(934,042)
60,000,000,000	South Korean Won	SSB	3/14/22	(53,179,703)	(53,203,046)	(23,343)
36,000,000,000	South Korean Won	JPM	5/10/22	(32,438,277)	(31,908,462)	529,815
160,000,000	Swedish Krona	SSB	8/19/21	(18,482,580)	(18,717,250)	(234,670)
140,000,000	Swedish Krona	BNY	9/10/21	(16,066,285)	(16,380,962)	(314,677)
120,000,000	Swedish Krona	NTC	2/11/22	(14,318,186)	(14,065,277)	252,909
130,000,000	Swedish Krona	BNY	3/7/22	(15,512,010)	(15,240,467)	271,543
120,000,000	Swedish Krona	SSB	4/22/22	(14,254,617)	(14,073,583)	181,034
130,000,000	Swiss Franc.	BNY	11/29/21	(143,948,621)	(141,239,869)	2,708,752
130,000,000	Swiss Franc.	SSB	12/1/21	(144,696,860)	(141,248,309)	3,448,551
100,000,000	Swiss Franc.	JPM	12/27/21	(114,213,923)	(108,750,027)	5,463,896
20,000,000	Swiss Franc.	JPM	1/14/22	(22,890,733)	(21,758,333)	1,132,400
50,000,000	Swiss Franc.	NTC	4/11/22	(53,637,134)	(54,525,565)	(888,431)
35,000,000	Swiss Franc.	NTC	5/10/22	(38,875,714)	(38,198,262)	677,452
200,000,000	Thai Baht	BNY	9/10/21	(6,331,117)	(6,238,433)	92,684
240,000,000	Thai Baht	NTC	1/6/22	(7,974,614)	(7,483,156)	491,458
450,000,000	Thai Baht	JPM	4/28/22	(14,265,335)	(14,026,587)	238,748
400,000,000	Thai Baht	JPM	6/30/22	(12,500,000)	(12,465,913)	34,087
260,000,000	Thai Baht	BNY	7/1/22	(8,130,081)	(8,102,791)	27,290

TOTAL				$(3,664,869,489)	$(3,683,816,155)	$(18,946,666)

Unrealized Depreciation on Forward Contracts (Net)						$(18,596,419)

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY — The Bank of New York Mellon

JPM — JPMorgan Chase Bank NA

NTC — Northern Trust Company

SSB — State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II - Currency Unhedged

Portfolio of Investments

June 30, 2021 (Unaudited)

Shares		Value*

COMMON STOCKS—91.6%

	Canada—0.7%
3,500	E-L Financial Corp., Ltd.	$2,684,779
	Miscellaneous Security(a)	1,268,546

		3,953,325

	China—6.4%
1,232,000	A-Living Smart City Services Co., Ltd.	6,131,563
61,880	Alibaba Group Holding, Ltd., Sponsored ADR(b)	14,033,146
42,585	Baidu, Inc., Sponsored ADR(b)	8,683,082
4,580,000	Dali Foods Group Co., Ltd.	2,730,596
578,670	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	1,457,672
357,122	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	479,972
	Miscellaneous Security(a)	1,005,966

		34,521,997

	France—15.8%
18,974	Alten SA	2,515,642
1,410,755	Bollore SA	7,562,025
32,355	Cie Generale des Etablissements Michelin	5,160,737
455,670	CNP Assurances	7,754,439
180,290	Rubis SCA	8,015,584
128,602	Safran SA	17,831,365
382,960	SCOR SE	12,180,364
517,117	Tarkett SA(b)	12,264,981
250,808	TotalEnergies SE	11,348,564

		84,633,701

	Germany—8.2%
200,055	BASF SE	15,762,573
226,525	Fresenius SE & Co., KGaA	11,818,641
52,550	Henkel AG & Co., KGaA	4,839,074
89,671	Krones AG	8,012,782
13,543	Muenchener Rueckversicherungs AG	3,709,205

		44,142,275

	Hong Kong—1.6%
621,500	CK Hutchison Holdings, Ltd.	4,841,808
4,870,000	Emperor Entertainment Hotel, Ltd.	708,628
734,000	Hang Lung Group, Ltd.	1,871,424
109,796	Miramar Hotel & Investment	216,316
1,580,000	TAI Cheung Holdings, Ltd.	1,007,102

		8,645,278

	Italy—0.2%
66,455	SOL SpA	1,341,329

	Japan—4.3%
166,700	ADEKA Corp.	3,131,539
445,200	Astellas Pharma, Inc.	7,759,612
111,200	Fuji Seal International, Inc.	2,333,407
6,000	Fukuda Denshi Co., Ltd.	486,530
111,630	Inaba Denki Sangyo Co., Ltd.	2,600,911
20,600	Kamigumi Co., Ltd.	418,162
88,700	Konishi Co., Ltd.	1,289,862

Shares		Value*

	Japan (continued)
216,400	Kuraray Co., Ltd.	$2,080,357
33,045	Okamoto Industries, Inc.	1,217,714
67,300	Shizuoka Gas Co., Ltd	603,329
	Miscellaneous Security(a)	1,275,701

		23,197,124

	Mexico—2.7%
120,800	Coca-Cola FEMSA SA de CV, Sponsored ADR	6,393,944
108,402	Industrias Bachoco SAB de CV, Class B	409,641
2,174,641	Megacable Holdings SAB de CV	7,733,926

		14,537,511

	Netherlands—2.2%
37,400	Heineken NV	4,532,842
71,375	Heineken Holding NV	7,190,475

		11,723,317

	Philippines—0.3%
6,997,100	Alliance Global Group, Inc.	1,456,326

	Singapore—3.6%
467,100	DBS Group Holdings, Ltd.	10,358,764
461,100	United Overseas Bank, Ltd.	8,857,017

		19,215,781

	South Korea—2.8%
132,823	Hankook & Co., Ltd.	2,400,167
17,345	Hyundai Mobis Co., Ltd.	4,497,394
37,361	Kangnam Jevisco Co., Ltd.	1,000,252
55,424	LG Corp.	5,044,585
26,877	LX Holdings Corp.(b)	268,496
13,800	Samchully Co., Ltd.	1,164,143
	Miscellaneous Security(a)	429,384

		14,804,421

	Sweden—2.1%
38,380	Autoliv, Inc.	3,752,029
323,568	Trelleborg AB, Class B	7,517,754

		11,269,783

	Switzerland—11.6%
967	Bystronic AG	1,307,676
135,665	Nestlé SA, Registered	16,910,609
115,594	Novartis AG, Registered	10,544,584
5,015	Phoenix Mecano AG	2,479,423
45,290	Roche Holding AG	17,077,762
25,789	TX Group AG(b)	2,396,576
28,434	Zurich Insurance Group AG	11,418,511

		62,135,141

	Thailand—0.8%
1,220,100	Bangkok Bank Public Co., Ltd., NVDR	4,301,757

	United Kingdom—19.4%
830,013	Babcock International Group plc(b)	3,325,202
1,165,123	BAE Systems plc	8,401,899
1,502,960	CNH Industrial NV	24,819,367
352,603	Diageo plc	16,858,649
618,690	GlaxoSmithKline plc	12,131,460

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II - Currency Unhedged

Portfolio of Investments

June 30, 2021 (Unaudited)

Shares		Value*

	United Kingdom (continued)
1,075,730	Inchcape plc	$11,420,427
1,504,280	Johnson Service Group plc(b)	3,644,966
744,541	Lookers plc(b)	727,182
1,292,153	Standard Chartered plc	8,229,056
809,785	Tesco plc	2,494,092
179,337	Unilever plc	10,498,738
2,741,248	Vertu Motors plc(b)	1,749,546

		104,300,584

	United States—8.9%
7,345	AutoZone, Inc.(b)	10,960,356
41,700	Berkshire Hathaway, Inc., Class B(b)	11,589,264
212,500	Cisco Systems, Inc.	11,262,500
78,600	Johnson & Johnson	12,948,564
14,700	Phillips 66	1,261,554

		48,022,238

TOTAL COMMON STOCKS
(Cost $371,430,762)		492,201,888

PREFERRED STOCKS—0.7%

	Chile—0.4%
940,000	Embotelladora Andina SA, Class A	1,966,343

	Germany—0.3%
29,000	Jungheinrich AG	1,417,601
648	KSB AG	280,489

		1,698,090

TOTAL PREFERRED STOCKS
(Cost $3,455,379)		3,664,433

Shares		Value*

REGISTERED INVESTMENT COMPANY—7.8%
41,922,420	Dreyfus Government Securities Cash
	Management– Institutional Shares 0.01%(c)
	(Cost $41,922,420)	$41,922,420

INVESTMENTS IN SECURITIES (Cost $416,808,561)	100.1%	537,788,741
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(425,324)

NET ASSETS	100.0%	$537,363,417

*	See Note 1 in Notes to Portfolio of Investments.
(a)

Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. The aggregate amount of $3,979,597 represents 0.7% of the net assets of the Fund.

(b)	Non-income producing security.
(c)	Rate disclosed is the 7-day yield at June 30, 2021.

Abbreviations:

  ADR — American Depositary Receipt

NVDR — Non-Voting Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II - Currency Unhedged

Sector Diversification

June 30, 2021 (Unaudited)

Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Capital Goods	18.2%
Pharmaceuticals, Biotechnology & Life Sciences	11.4
Insurance	9.2
Retailing	7.1
Beverage	6.5
Banks	5.9
Materials	5.1
Food	4.6
Media	3.2
Household & Personal Products	2.9
Technology Hardware & Equipment	2.6
Automobiles & Components	2.5
Energy	2.3
Health Care Equipment & Services	2.3
Software & Services	2.1
Real Estate	1.9
Utilities	1.8
Commercial Services & Supplies	1.3
Diversified Financials	0.5
Consumer Services	0.1
Transportation	0.1

Total Common Stocks	91.6
Preferred Stocks	0.7
Registered Investment Company	7.8
Other Assets and Liabilities (Net)	(0.1)

Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II - Currency Unhedged

Portfolio Composition

June 30, 2021 (Unaudited)

Portfolio Composition	Percentage of Net Assets
United Kingdom	19%
France	16
Switzerland	12
United States	9
Germany	8
China	6
Japan	4
Singapore	4
Other Countries(a)	14
Money Market Funds and Other Assets and Liabilities (Net)	8

Total	100%

(a)	“Other Countries” include Canada, Chile, Hong Kong, Italy, Mexico, Netherlands, Philippines, South Korea, Sweden and Thailand

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments

June 30, 2021 (Unaudited)

Shares		Value*

COMMON STOCKS—95.6%
	Canada—0.3%
	Miscellaneous Security(a)	$1,146,301

	China—5.9%
957,750	A-Living Smart City Services Co., Ltd.	4,766,643
53,320	Alibaba Group Holding, Ltd., Sponsored ADR(b)	12,091,910
28,960	Baidu, Inc., Sponsored ADR(b)	5,904,944
3,283,500	Dali Foods Group Co., Ltd.	1,957,623
419,200	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	1,055,967
345,561	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	464,434

		26,241,521

	France—10.5%
1,066,200	Bollore SA	5,715,118
341,035	CNP Assurances	5,803,619
137,480	Rubis SCA.	6,112,277
66,120	Safran SA	9,167,897
235,186	SCOR SE	7,480,288
74,815	Tarkett SA(b)	1,774,462
236,380	TotalEnergies SE	10,695,726

		46,749,387

	Germany—6.3%
70,927	BASF SE	5,588,423
195,680	Fresenius SE & Co., KGaA	10,209,344
84,400	Henkel AG & Co., KGaA	7,771,986
47,578	Krones AG.	4,251,454

		27,821,207

	Hong Kong—0.8%
476,000	CK Hutchison Holdings, Ltd.	3,708,287

	Japan—2.1%
265,300	Astellas Pharma, Inc.	4,624,046
41,700	Fuji Seal International, Inc.	875,027
23,010	Inaba Denki Sangyo Co., Ltd.	536,119
191,400	Kuraray Co., Ltd.	1,840,020
28,005	Okamoto Industries, Inc.	1,031,989
	Miscellaneous Security(a)	242,201

		9,149,402

	Mexico—2.0%
89,265	Coca-Cola FEMSA SA de CV, Sponsored ADR(c)	4,724,796
1,222,747	Megacable Holdings SAB de CV	4,348,596

		9,073,392

	Netherlands—3.0%
131,190	Heineken Holding NV	13,216,370

	Philippines—0.3%
6,542,900	Alliance Global Group, Inc.	1,361,792

	Singapore—2.4%
550,917	United Overseas Bank, Ltd.	10,582,262

Shares		Value*
	South Korea—1.1%
51,778	LG Corp.	$4,712,734
25,109	LX Holdings Corp.(b)	250,833

		4,963,567

	Sweden—2.4%
33,021	Autoliv, Inc.	3,228,133
324,795	Trelleborg AB, Class B	7,546,262

		10,774,395

	Switzerland—10.0%
907	Bystronic AG	1,226,538
118,780	Nestlé SA, Registered, Sponsored ADR	14,816,617
89,704	Novartis AG, Registered	8,182,876
43,530	Roche Holding AG	16,414,109
9,737	Zurich Insurance Group AG	3,910,179

		44,550,319

	United Kingdom—14.0%
427,850	Babcock International Group plc(b)	1,714,055
610,810	BAE Systems plc	4,404,654
929,315	CNH Industrial NV	15,346,390
78,715	Diageo plc, Sponsored ADR	15,088,878
343,309	GlaxoSmithKline plc	6,731,706
282,425	Inchcape plc	2,998,349
723,592	Johnson Service Group plc(b)	1,753,309
351,165	Standard Chartered plc	2,236,389
205,900	Unilever plc, Sponsored ADR	12,045,150

		62,318,880

	United States—34.5%
46,230	3M Co.	9,182,665
6,150	Alphabet, Inc., Class A(b)	15,017,008
5,490	Alphabet, Inc., Class C(b)	13,759,697
8,745	AutoZone, Inc.(b)	13,049,464
76,760	Bank of America Corp.	3,164,815
148,500	Bank of New York Mellon Corp./The	7,607,655
60	Berkshire Hathaway, Inc., Class A(b)	25,116,060
15,785	Carlisle Cos., Inc.	3,020,933
94,100	Cisco Systems, Inc.	4,987,300
140,841	Comcast Corp., Class A	8,030,754
12,989	Concentrix Corp.(b)	2,088,631
107,535	Enterprise Products Partners LP	2,594,820
125,210	Fox Corp., Class B	4,407,392
37,720	Intel Corp.	2,117,601
100,063	Johnson & Johnson	16,484,379
36,548	National Western Life Group, Inc., Class A	8,201,006
50,625	Truist Financial Corp.	2,809,687
263,163	Wells Fargo & Co.	11,918,652

		153,558,519

TOTAL COMMON STOCKS
(Cost $212,907,279)		425,215,601

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments

June 30, 2021 (Unaudited)

Shares			Value*

PREFERRED STOCKS—0.2%
	Chile—0.2%
492,000	Embotelladora Andina SA, Class A (Cost $918,375)		$1,029,192

REGISTERED INVESTMENT COMPANY—1.9%
8,423,488	Dreyfus) Government) Securities Cash Management– Institutional Shares 0.01%(d) (Cost $8,423,488)		8,423,488

Face Value

U.S. TREASURY BILL—2.2%
$10,000,000	0.030%(e) due 12/02/2021(c) (Cost $9,998,717)		9,997,754

INVESTMENTS IN SECURITIES (Cost $232,247,859)		99.9%	444,666,035

UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)		(0.2)	(1,040,854)
OTHER ASSETS AND LIABILITIES (Net)		0.3	1,398,892

NET ASSETS		100.0%	$445,024,073

*	See Note 1 in Notes to Portfolio of Investments.
(a)

Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. The aggregate amount of $1,388,502 represents 0.3% of the net assets of the Fund.

(b)	Non-income producing security.
(c)	This position has been segregated to cover certain open forward contracts. At June 30, 2021, liquid assets totaling $14,722,550 have been segregated to cover such open forward contracts.
(d)	Rate disclosed is the 7-day yield at June 30, 2021.
(e)	Rate represents annualized yield at date of purchase.

Abbreviations:

ADR — American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Sector Diversification

June 30, 2021 (Unaudited)

Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Capital Goods	15.3%
Pharmaceuticals, Biotechnology & Life Sciences	11.8
Insurance	11.3
Software & Services	8.3
Beverage	7.4
Banks	6.9
Food	6.8
Retailing	6.3
Media	5.1
Energy	3.0
Health Care Equipment & Services	2.3
Materials	2.1
Household & Personal Products	1.7
Diversified Financials	1.7
Utilities	1.4
Technology Hardware & Equipment	1.1
Real Estate	1.1
Commercial Services & Supplies	0.8
Automobiles & Components	0.7
Semiconductors & Semiconductor Equipment	0.5

Total Common Stocks	95.6
Preferred Stocks	0.2
Registered Investment Company	1.9
U.S. Treasury Bill.	2.2
Unrealized Depreciation on Forward Contracts	(0.2)
Other Assets and Liabilities (Net)	0.3

Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio Composition

June 30, 2021 (Unaudited)

Portfolio Composition	Percentage of Net Assets
United States	35%
United Kingdom	14
France	11
Switzerland	10
Germany	6
China	6
Netherlands	3
Sweden	3
Other Countries(a)	8
Money Market Funds, Treasury Bill and Other Assets and Liabilities (Net)(b)	4

Total	100%

(a)	“Other Countries” include Canada, Chile, Hong Kong, Japan, Mexico, Philippines, Singapore and South Korea
(b)	Includes Unrealized Depreciation on Forward Contracts (Net)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Schedule of Forward Exchange Contracts

June 30, 2021 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 06/30/21*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
12,000,000	Great Britain Pound Sterling.	JPM	7/6/21	$16,541,418	$16,577,679	$36,261
210,000,000	Japanese Yen.	JPM	11/19/21	2,013,902	1,894,934	(118,968)

TOTAL				$18,555,320	$18,472,613	$(82,707)

FORWARD EXCHANGE CONTRACTS TO SELL(a)
1,400,000	Canadian Dollar.	SSB	1/4/22	$(1,096,831)	$(1,130,739)	$(33,908)
786,000,000	Chilean Peso	SSB	7/22/21	(999,364)	(1,078,839)	(79,475)
9,000,000	Chinese Yuan	BNY	8/23/21	(1,273,327)	(1,387,698)	(114,371)
26,650,000	Chinese Yuan	JPM	1/6/22	(3,997,240)	(4,071,385)	(74,145)
45,000,000	Chinese Yuan	BNY	1/7/22	(6,815,394)	(6,874,297)	(58,903)
20,000,000	Chinese Yuan	SSB	1/10/22	(3,041,455)	(3,054,628)	(13,173)
22,500,000	Chinese Yuan	JPM	2/11/22	(3,395,898)	(3,429,098)	(33,200)
10,000,000	Chinese Yuan	BNY	3/18/22	(1,502,600)	(1,520,482)	(17,882)
18,900,000	Chinese Yuan	SSB	5/27/22	(2,865,069)	(2,860,343)	4,726
3,500,000	European Union Euro	NTC	10/15/21	(4,148,536)	(4,160,122)	(11,586)
7,000,000	European Union Euro	NTC	3/30/22	(8,376,200)	(8,351,505)	24,695
7,000,000	European Union Euro	BNY	5/10/22	(8,546,930)	(8,358,852)	188,078
16,000,000	European Union Euro	BNY	5/16/22	(19,436,320)	(19,108,408)	327,912
7,000,000	European Union Euro	BNY	6/20/22	(8,583,330)	(8,366,213)	217,117
12,000,000	Great Britain Pound Sterling.	JPM	7/6/21	(14,885,124)	(16,577,679)	(1,692,555)
4,000,000	Great Britain Pound Sterling.	NTC	7/22/21	(5,047,776)	(5,526,141)	(478,365)
3,000,000	Great Britain Pound Sterling.	BNY	9/2/21	(3,968,850)	(4,144,940)	(176,090)
7,000,000	Great Britain Pound Sterling.	SSB	1/6/22	(9,542,288)	(9,676,464)	(134,176)
7,000,000	Great Britain Pound Sterling.	JPM	7/11/22	(9,674,322)	(9,677,110)	(2,788)
14,000,000	Hong Kong Dollar	BNY	8/23/21	(1,803,403)	(1,802,962)	441
5,000,000	Hong Kong Dollar	SSB	4/22/22	(643,975)	(644,143)	(168)
9,000,000	Hong Kong Dollar	NTC	6/10/22	(1,160,287)	(1,159,533)	754
350,000,000	Japanese Yen.	JPM	11/19/21	(3,294,738)	(3,158,223)	136,515
160,000,000	Japanese Yen.	SSB	12/27/21	(1,512,859)	(1,444,621)	68,238
310,000,000	Japanese Yen.	JPM	2/10/22	(2,924,810)	(2,800,274)	124,536
22,000,000	Mexican Peso	BNY	3/18/22	(1,021,821)	(1,065,000)	(43,179)
50,000,000	Mexican Peso	JPM	5/26/22	(2,407,724)	(2,394,254)	13,470
20,000,000	Mexican Peso	BNY	7/1/22	(929,692)	(952,308)	(22,616)
50,000,000	Philippine Peso	JPM	11/3/21	(1,017,191)	(1,019,901)	(2,710)
20,000,000	Philippine Peso	SSB	3/18/22	(402,577)	(405,859)	(3,282)
1,800,000	Singapore Dollar	SSB	9/2/21	(1,318,556)	(1,338,871)	(20,315)
10,000,000	Singapore Dollar	SSB	1/6/22	(7,557,716)	(7,436,238)	121,478
1,700,000	Singapore Dollar	NTC	3/18/22	(1,266,908)	(1,263,983)	2,925
4,900,000,000	South Korean Won	JPM	3/4/22	(4,380,867)	(4,345,235)	35,632
1,100,000,000	South Korean Won	JPM	4/28/22	(981,267)	(975,067)	6,200
34,500,000	Swedish Krona	NTC	8/6/21	(3,952,750)	(4,035,450)	(82,700)
12,500,000	Swedish Krona	NTC	2/11/22	(1,491,478)	(1,465,133)	26,345
9,000,000	Swedish Krona	NTC	3/18/22	(1,067,805)	(1,055,207)	12,598
3,000,000	Swiss Franc	BNY	11/22/21	(3,328,895)	(3,258,700)	70,195
8,000,000	Swiss Franc	JPM	12/1/21	(8,901,400)	(8,692,204)	209,196
10,000,000	Swiss Franc	JPM	12/27/21	(11,421,392)	(10,875,003)	546,389

TOTAL				$(179,984,965)	$(180,943,112)	$(958,147)

Unrealized Depreciation on Forward Contracts (Net)						$(1,040,854)

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY — The Bank of New York Mellon

JPM — JPMorgan Chase Bank NA

NTC — Northern Trust Company

SSB — State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments

June 30, 2021 (Unaudited)

Shares		Value*

COMMON STOCKS—93.9%

	China—1.3%
2,033,530	Dali Foods Group Co., Ltd.	$1,212,391

	Finland—1.1%
68,550	Kemira Oyj	1,079,577

	France—15.4%
9,067	Cie Generale des Etablissements Michelin	1,446,219
169,500	CNP Assurances	2,884,494
141,765	Orange SA	1,616,465
45,820	Rubis SCA	2,037,130
19,670	Safran SA	2,727,352
101,170	SCOR SE	3,217,797
44,294	Tarkett SA(a)	1,050,565

		14,980,022

	Germany—6.6%
43,500	BASF SE	3,427,417
5,660	Muenchener Rueckversicherungs AG	1,550,181
8,990	Siemens AG	1,424,555

		6,402,153

	Hong Kong—3.5%
177,500	CK Hutchison Holdings, Ltd.	1,382,817
407,000	Hang Lung Group, Ltd.	1,037,697
15,465	Jardine Matheson Holdings, Ltd.	988,523

		3,409,037

	Japan—4.2%
106,700	Astellas Pharma, Inc.	1,859,728
45,315	Inaba Denki Sangyo Co., Ltd.	1,055,812
56,600	Kuraray Co., Ltd.	544,123
35,785	Takasago Thermal Engineering Co., Ltd.	597,115

		4,056,778

	Mexico—2.1%
37,735	Coca-Cola FEMSA SA de CV, Sponsored ADR	1,997,314

	Singapore—5.0%
110,635	DBS Group Holdings, Ltd.	2,453,526
127,270	United Overseas Bank, Ltd.	2,444,659

		4,898,185

	Sweden—3.7%
10,925	Autoliv, Inc.	1,068,028
109,875	Trelleborg AB, Class B	2,552,827

		3,620,855

	Switzerland—13.1%
38,530	Nestlé SA, Registered	4,802,755

Shares			Value*

	Switzerland (continued)
29,002	Novartis AG, Registered		$2,645,587
9,060	Roche Holding AG		3,416,307
4,742	Zurich Insurance Group AG		1,904,290

			12,768,939

	United Kingdom—14.4%
264,765	BAE Systems plc		1,909,265
80,495	Diageo plc		3,848,626
171,070	GlaxoSmithKline plc		3,354,392
215,425	Inchcape plc		2,287,047
44,585	Unilever plc		2,610,093

			14,009,423

	United States—23.5%
14,975	3M Co.		2,974,484
11,680	AbbVie, Inc.		1,315,635
41,145	Bank of America Corp.		1,696,408
9,625	Carlisle Cos., Inc.		1,842,032
43,456	Cisco Systems, Inc.		2,303,168
28,760	Enterprise Products Partners LP		693,979
22,120	Intel Corp.		1,241,817
16,810	Johnson & Johnson		2,769,279
12,795	Progressive Corp./The		1,256,597
30,645	Truist Financial Corp.		1,700,798
30,030	US Bancorp		1,710,809
60,286	Verizon Communications, Inc.		3,377,825

			22,882,831

TOTAL COMMON STOCKS (Cost $60,284,092)			91,317,505

REGISTERED INVESTMENT COMPANY—3.7%
3,562,746	Dreyfus Government Securities Cash Management– Institutional Shares 0.01%(b) (Cost $3,562,746)		3,562,746

INVESTMENTS IN SECURITIES (Cost $63,846,838)		97.6%	94,880,251
OTHER ASSETS AND LIABILITIES (Net)		2.4	2,375,806

NET ASSETS		100.0%	$97,256,057

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Rate disclosed is the 7-day yield at June 30, 2021.

Abbreviations:

ADR — American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification

June 30, 2021 (Unaudited)

Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Capital Goods	19.1%
Pharmaceuticals, Biotechnology & Life Sciences	15.6
Insurance	11.2
Banks	10.2
Food	6.2
Beverage	6.1
Materials	5.2
Telecommunication Services	5.1
Household & Personal Products	2.7
Automobiles & Components	2.6
Technology Hardware & Equipment	2.4
Retailing	2.3
Utilities	2.1
Semiconductors & Semiconductor Equipment	1.3
Real Estate	1.1
Energy	0.7

Total Common Stocks	93.9
Registered Investment Company	3.7
Other Assets and Liabilities (Net)	2.4

Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio Composition

June 30, 2021 (Unaudited)

Portfolio Composition	Percentage of Net Assets
United States	24%
France.	15
United Kingdom	14
Switzerland	13
Germany	7
Singapore	5
Japan	4
Sweden	4
Other Countries(a)	8
Money Market Funds and Other Assets and Liabilities (Net)	6

Total	100%

(a)	“Other Countries” include China, Finland, Hong Kong and Mexico

SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

1. Valuation and Investment Practices

Portfolio Valuation. Tweedy, Browne Fund Inc. (the “Company”) consists of four series: Tweedy, Browne Global Value Fund; Tweedy, Browne Global Value Fund II –Currency Unhedged; Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund (collectively the “Funds”). Portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, are valued at fair value as determined in good faith by Tweedy, Browne Company LLC (the “Investment Adviser”) under the direction of the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Fund’s assets due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The Company has retained a third-party service provider that, under certain circumstances selected by the Company, provides fair value pricing for international equity securities whose principal markets are no longer open when the Funds calculate their net asset values. This means that a Fund’s net asset value may be based, at least in part, on prices other than those determined as of the close of the principal market in which such asset trade. The Funds’ use of fair value pricing may cause the net asset value of a Fund’s shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Company’s Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser. Investments in open-end mutual funds are valued at net asset value (NAV).

Fair Value Measurements. The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets carried at fair value as of June 30, 2021. See each Fund’s respective Portfolio of Investments for details on portfolio holdings.

			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Global Value Fund	June 30, 2021	Price	Inputs	Inputs
Investments in Securities:
Common Stocks	$6,349,238,852	$6,349,238,852	$—	$—
Preferred Stocks	34,557,043	34,557,043	—	—
Registered Investment Company	117,941,578	117,941,578	—	—
U.S. Treasury Bill	124,982,682	—	124,982,682	—

Total Investments in Securities.	6,626,720,155	6,501,737,473	124,982,682	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	36,557,671	—	36,557,671	—
Liability
Unrealized depreciation of forward exchange contracts	(55,154,090)	—	(55,154,090)	—

Total	$6,608,123,736	$6,501,737,473	$106,386,263	$—

			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Global Value Fund II - Currency Unhedged	June 30, 2021	Price	Inputs	Inputs
Investments in Securities:
Common Stocks
Canada	$3,953,325	$1,268,546	$2,684,779	$—
All Other Countries	488,248,563	488,248,563	—	—
Preferred Stocks	3,664,433	3,664,433	—	—
Registered Investment Company	41,922,420	41,922,420	—	—

Total	$537,788,741	$535,103,962	$2,684,779	$—

			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Value Fund	June 30, 2021	Price	Inputs	Inputs
Investments in Securities:
Common Stocks	$425,215,601	$425,215,601	$—	$—
Preferred Stocks	1,029,192	1,029,192	—	—
Registered Investment Company	8,423,488	8,423,488	—	—
U.S. Treasury Bill	9,997,754	—	9,997,754	—
Total Investments in Securities.	444,666,035	434,668,281	9,997,754	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	2,173,701	—	2,173,701	—
Liability
Unrealized depreciation of forward exchange contracts	(3,214,555)	—	(3,214,555)	—

Total	$443,625,181	$434,668,281	$8,956,900	$—

			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Worldwide High Dividend Yield Value Fund	June 30, 2021	Price	Inputs	Inputs
Investments in Securities:.	$94,880,251	$94,880,251	$—	$—

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

Foreign Currency. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities that result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses that result from changes in foreign currency exchange rates have been included in net unrealized appreciation/depreciation of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Forward Exchange Contracts. Global Value Fund and Value Fund enter into forward exchange contracts for hedging purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings.

Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed. A Fund may be required to post collateral with respect to certain “non-deliverable” forward exchange contracts in an unrealized loss position, and may receive collateral from the counterparty for certain non-deliverable forward exchange contracts in an unrealized gain position. Collateral is usually in the form of cash or U.S. Treasury Bills. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank. Collateral received by a Fund is held in escrow in the Fund’s custodian bank.

The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Global Value Fund’s and Value Fund’s investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the hedged currency increase. In addition, the Global Value and Value Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Investment Company Act of 1940, as amended, defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by Global Value Fund that may be deemed “affiliated companies”, as well as transactions that occurred in the securities of such issuers during the three months ended June 30, 2021:

							Change in
							Net Unrealized
							Appreciation
Shares Held		Value at	Purchase	Sales	Value at	Shares Held	4/1/21
at 3/31/21	Name of Issuer†	3/31/21	Cost	Proceeds	6/30/21	at 6/30/21	6/30/21
68,178	Phoenix Mecano AG	$33,178,052	—	—	$33,707,303	68,178	$529,251

†	Issuer country: Switzerland.

None of the other Funds owned 5% or more of the outstanding voting shares of any issuer.